Related parties (Schedule of Balances Outstanding and Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Related parties [Line Items]
Amounts receivable, related party transactions	$ 4,680	$ 2,236
Amounts payable, related party transactions	0	(3,528)
Geological and geophysical expenses	7,891	14,951	$ 18,593
Administrative expenses	46,828	50,315	60,818
Entities with joint control or significant influence over entity [member]
Disclosure Of Related parties [Line Items]
Amounts receivable, related party transactions	4,680	2,236	1,035
Amounts payable, related party transactions	$ (953)	$ (5,760)	$ (4,803)
Description of nature of related party relationship	Joint Operations	Joint Operations	Joint Operations
Carlos Gulisano [Member]
Disclosure Of Related parties [Line Items]
Geological and geophysical expenses	$ 160	$ 130	$ 160
Description of nature of related party relationship	Non-Executive Director (a)	Non-Executive Director (a)	Non-Executive Director (a)
Pedro Aylwin [Member]
Disclosure Of Related parties [Line Items]
Administrative expenses	$ 656	$ 561	$ 581
Description of nature of related party relationship	Executive Director (b)	Executive Director (b)	Executive Director (b)